Convertible Promissory Notes (Details 2) - Conversion Option One [Member]	12 Months Ended
Oct. 31, 2019 USD ($) shares
IfrsStatementLineItems [Line Items]
Risk-free interest rate	1.36%
Expected life	9 months
Expected volatility	70.00%
Share price | shares	612
Conversion price at time of conversion | $	$ 612